Financial Risk Management - Summary of Contractual Undiscounted Cash Flows Nonderivative Financial Liabilities (Detail) - SGD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 26,637	$ 29,737
Lease liabilities	4,222	4,104
More than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	518	296
Lease liabilities	$ 5,575	$ 8,668